FINANCIAL RISK MANAGEMENT - CURRENCY RISK - Foreign exchange positions in the most significant currencies (Details) - Currency risk - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
USD
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	$ 304.2	$ 332.5	$ 369.3
CAD
FINANCIAL RISK MANAGEMENT
Foreign exchange positions		(20.7)	(47.9)
HKD
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	(5.1)	(5.3)	(0.6)
GBP
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	(111.4)
CHF
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	(80.8)	(56.4)	(48.5)
SEK
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	(62.1)	(45.9)	(65.6)
Interest-bearing intercompany receivables | USD
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	36.1	172.0	146.4
Interest-bearing intercompany receivables | CAD
FINANCIAL RISK MANAGEMENT
Foreign exchange positions		109.3	32.5
Interest-bearing intercompany receivables | CHF
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	0.1
Interest-bearing intercompany receivables | SEK
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	8.4	5.1
External receivables | USD
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	41.5	37.0	1.9
External receivables | CAD
FINANCIAL RISK MANAGEMENT
Foreign exchange positions		(21.7)	(10.0)
External receivables | GBP
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	3.1
External receivables | CHF
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	1.0	1.9	0.6
External receivables | SEK
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	(1.2)	0.5	(0.1)
Intercompany receivables | USD
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	1.8	28.2	35.8
Intercompany receivables | CAD
FINANCIAL RISK MANAGEMENT
Foreign exchange positions		(47.9)	(28.1)
Intercompany receivables | HKD
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	0.7	0.1
Intercompany receivables | GBP
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	7.0
Intercompany receivables | CHF
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	4.5	4.9	10.1
Intercompany receivables | SEK
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	7.6	7.5	10.5
Interest-bearing external liabilities | USD
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	(160.0)	(155.0)	(35.0)
Interest-bearing intercompany liabilities | HKD
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	(128.9)	(67.3)	(26.4)
Interest-bearing intercompany liabilities | GBP
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	(29.5)
Interest-bearing intercompany liabilities | CHF
FINANCIAL RISK MANAGEMENT
Foreign exchange positions		(1.4)	(9.1)
Interest-bearing intercompany liabilities | SEK
FINANCIAL RISK MANAGEMENT
Foreign exchange positions			(12.9)
External payables | USD
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	(118.8)	(157.1)	(49.0)
External payables | CAD
FINANCIAL RISK MANAGEMENT
Foreign exchange positions		40.9	24.4
External payables | HKD
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	(0.6)
External payables | GBP
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	(1.3)
External payables | CHF
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	(0.6)	(1.1)	(0.3)
External payables | SEK
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	1.0	0.2
Intercompany payables | USD
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	(59.1)	(45.9)	(20.3)
Intercompany payables | CAD
FINANCIAL RISK MANAGEMENT
Foreign exchange positions		32.2	6.9
Intercompany payables | HKD
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	0.0
Intercompany payables | GBP
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	(2.3)
Intercompany payables | CHF
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	0.1	(1.0)	(6.0)
Intercompany payables | SEK
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	(1.0)	0.3	(1.9)
Foreign exchange derivatives | USD
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	562.7	453.3	289.5
Foreign exchange derivatives | CAD
FINANCIAL RISK MANAGEMENT
Foreign exchange positions		(133.5)	(73.6)
Foreign exchange derivatives | HKD
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	123.7	61.9	25.8
Foreign exchange derivatives | GBP
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	(88.4)
Foreign exchange derivatives | CHF
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	(85.9)	(59.7)	(43.8)
Foreign exchange derivatives | SEK
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	$ (76.9)	$ (59.5)	$ (61.2)